FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 29, 2012
FAIR VALUE MEASUREMENTS
Schedule of non-financial assets of the Company measured at fair value on non-recurring basis

					Total Losses
	Net Carrying Value as of September 29,	Fair Value Measured and Recorded at Reporting Date Using:			Nine Months Ended September 29,	Three Months Ended September 29,
In thousands	2012	Level 1	Level 2	Level 3	2012	2012
Property and equipment	$23,687	$--	$--	$ 23,687	$27,905	$--

					Total Losses
	Net Carrying Value as of	Fair Value Measured and Recorded at Reporting Date Using:			Nine Months Ended	Three Months Ended
In thousands	October 1, 2011	Level 1	Level 2	Level 3	October 1, 2011	October 1, 2011
Property and equipment	$21,187	$--	$--	$ 21,187	$15,076	$6,318
Intangible assets	12,116	--	--	12,116	814	814

Schedule of fair values and carrying values of the Company's debt instruments

	September 29, 2012		December 31, 2011		October 1, 2011
In thousands	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value
5.0% Euro Notes, due July 2013 (a)	$--	$--	$145,491	$157,139	$269,640	$296,145
6.0% Convertible Senior Notes, due June 2014 (a)	115,374	28,687	174,397	60,270	143,837	77,386
10.5% Senior Secured Notes, due April 2019 (a)	420,128	384,033	234,850	220,085	222,429	220,088
Revolving credit facility (b)(c)	--	--	--	--	188,883	188,883

(a)             Carrying values include unamortized debt discount or premium.

(b)            Borrowings under the Amended Facility bear interest based on market rate; accordingly, its fair value approximates its carrying value.

(c)             Includes $45.1 million of MEXX outstanding borrowings reported as held for sale as of October 1, 2011.